RELATED PARTY TRANSACTIONS (Details 1) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party Transactions
Interest charged on amounts due to related parties	$ 0	$ 0
Rent charged by entities with common directors (note 13)	3,000	3,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 13)	3,000	3,500
Total expenses	$ 6,000	$ 6,500